Research and Development Costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Research and Development Costs
Research and development costs	€ 12,667	€ 11,408	€ 24,497	€ 23,731